COMMITMENTS (Tables)	12 Months Ended
Feb. 28, 2015
COMMITMENTS [Abstract]
Schedule of Future Minimum Payments under Operating Leases

        Future minimum operating lease payments which relate to office and warehouse space in various countries as at February 28, 2015 per fiscal year are as follows:

2016	1,527
2017	1,087
2018	86
Thereafter	—

2,700